RENAISSANCE CAPITAL GREENWICH FUNDS

The Global IPO Fund

Incorporated herein by reference is the definitive version of the prospectus for the Global IPO Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 5, 2014 (SEC Accession No. 0000910472-14-000387).